Other Receivables	12 Months Ended
Dec. 31, 2010
Other Receivables [Abstract]
Other Receivables
(4) Other Receivables
Other receivables, net are analyzed as follows:

	As of December 31,
	2009	2010
	RMB	RMB
Advances to staff (i)	6,142	9,046
Advances to entrepreneurial agents (ii)	15,919	9,897
Insurance claim receivables	86	65
Rental deposits	5,428	6,147
Interest income receivables (iii)	18,778	13,673
Advances to third parties (iv)	—	21,294
Others	5,755	6,912

	52,108	67,034

(i)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)
This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by entrepreneurial individual sales agents to build business. The advances were unsecured, interest-free and repayable on demand.

(iii)	This represented accrued interest income on bank deposits.

(iv)
This mainly represented advance consideration payment made for the acquisition of Henan Zhongrui Insurance Agency Co., Ltd. (“Zhongrui”) amounting to RMB18,000. On June 30, 2010, the Group entered into agreement to acquire an additional 45% equity interest in Zhongrui for RMB18,000, bringing the Group’s shareholdings in Zhongrui from 10% to 55%. As at December 31, 2010 the acquisition of Zhongrui has not been completed and the acquisition has been subsequently terminated with the refund received on March 25, 2011.